CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net loss	$ (6,713)	$ (10,693)	$ (3,609)
Cash flow hedges:
Changes in unrealized (losses) gains	312	76	(64)
Reclassification adjustments for (gains) losses included in net loss	(286)	(24)	6
Net change	26	52	(58)
Foreign currency translation adjustment	(235)	72	(208)
Other accumulated comprehensive income (loss)	(209)	124	(266)
Comprehensive loss	$ (6,922)	$ (10,569)	$ (3,875)